Investment in Qualified Affordable Housing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments	$ 3,500	$ 0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	7,300	6,700	$ 6,900
Affordable Housing Tax Credits and Other Tax Benefits, Amount	9,400	8,900	$ 8,800
Affordable Housing Program Obligation	14,282	20,311
Qualified Affordable Housing [Domain]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments	$ 52,947	$ 51,247